Environment (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Environment [Line Items]
Name of subsidiary	Subsidiary
Cervecera CCU Chile Ltda. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Cervecera CCU Chile Ltda.		Cervecera CCU Chile Ltda.
CCU Argentina S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	CCU Argentina S.A.		CCU Argentina S.A.
Compañía Pisquera de Chile S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Compañía Pisquera de Chile S.A.		Compañía Pisquera de Chile S.A.
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Transportes CCU Ltda. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Transportes CCU Ltda.		Transportes CCU Ltda.
Description of nature of expenses	Electric forklift.
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 3,838,140
Commitments for disbursements in project	$ 0
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Viña San Pedro Tarapacá S.A. (*) (6)	[1]	VSPT S.A.
Commitments for disbursements in project			$ 0
Embotelladoras Chilenas Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Embotelladoras Chilenas Unidas S.A.		Embotelladoras Chilenas Unidas S.A.
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A. (1)		Aguas CCU-Nestlé Chile S.A.
Fabrica de Envases Plasticos S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Fábrica de Envases Plásticos S.A.		Fábrica de Envases Plásticos S.A.
Commitments for disbursements in project	$ 0
Cerveceria Kunstmann S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Cervecería Kunstmann S.A.		Cervecería Kunstmann S.A.
Description of name of project			Others
Description of nature of expenses			DIA; Increase installed power; Equipment protection structures.
Disclosure of status of project			In progress
Investments other than investments accounted for using equity method			$ 33,835
Commitments for disbursements in project			$ 278,000
Embotelladoras Chilenas [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Embotelladoras Chilenas
Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Unidas S.A.
Aguas CCU-Nestle [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Aguas CCU-Nestlé		Aguas CCU-Nestlé
Chile S.A. [Member]
Disclosure of Environment [Line Items]
Name of subsidiary	Chile S.A.		Chile S.A.
Industrial waste water treatment [Member] | Cervecera CCU Chile Ltda. [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).		IWWT Temuco Stage II; IWWT expansion (Screw) Temuco.
Disclosure of status of project	Finished		In progress
Investments other than investments accounted for using equity method	$ 71,334		$ 2,854,428
Commitments for disbursements in project	$ 0		$ 156,383
Estimated completion date of project			Dec. 31, 2017
Industrial waste water treatment [Member] | CCU Argentina S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).		IWWT Stage 2 and 3, Salta.
Disclosure of status of project	In progress		In progress
Investments other than investments accounted for using equity method	$ 509,641		$ 217,401
Commitments for disbursements in project	$ 109,047		$ 134,386
Estimated completion date of project	Dec. 31, 2018		Dec. 31, 2017
Industrial waste water treatment [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Process water meters.		IWWT, Change of hydro-ejectors, water plant and dam, IWWT improvement in Salamanca and Sotaquí, new sewage plant, water process meters.
Disclosure of status of project	Finished		Finished
Investments other than investments accounted for using equity method	$ 4,918		$ 133,879
Commitments for disbursements in project	$ 0		$ 6,864
Industrial waste water treatment [Member] | Transportes CCU Ltda. [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Industrial waste water treatment [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).		Sewage plant; Degassing pond improvement.
Disclosure of status of project	Finished		Finished
Investments other than investments accounted for using equity method	$ 21,694		$ 76,285
Commitments for disbursements in project	$ 0		$ 0
Industrial waste water treatment [Member] | Embotelladoras Chilenas Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Industrial waste water treatment [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Industrial waste water treatment [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).		New IWWT PTR – IC Technology.
Disclosure of status of project			In progress
Investments other than investments accounted for using equity method			$ 2,050,705
Commitments for disbursements in project			$ 548,710
Estimated completion date of project			Dec. 31, 2017
Industrial waste water treatment [Member] | Embotelladoras Chilenas [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT
Description of nature of expenses	Santiago: COD measurement.
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 23,849
Commitments for disbursements in project	$ 0
Industrial waste water treatment [Member] | Aguas CCU-Nestle [Member]
Disclosure of Environment [Line Items]
Description of name of project	IWWT		IWWT
Description of nature of expenses	IWWT Coinco.		IWWT Coinco.
Disclosure of status of project	Finished		In progress
Investments other than investments accounted for using equity method	$ 1,133,835		$ 559,569
Commitments for disbursements in project	$ 0		$ 410,347
Estimated completion date of project			Dec. 31, 2017
Solid industrial residues [Member] | Cervecera CCU Chile Ltda. [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR		SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.		Changing and increasing containers for glass and rubbish.
Disclosure of status of project	Finished		Finished
Investments other than investments accounted for using equity method	$ 12,173		$ 37,602
Commitments for disbursements in project	$ 0		$ 0
Solid industrial residues [Member] | CCU Argentina S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Solid industrial residues [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR		SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.		Improved sludge system; Containers for glass.
Disclosure of status of project	Finished		Finished
Investments other than investments accounted for using equity method	$ 3,390		$ 20,224
Commitments for disbursements in project	$ 0		$ 1,610
Solid industrial residues [Member] | Transportes CCU Ltda. [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR		SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.		Ceiling of waste area in Llay Llay Distribution Center.
Disclosure of status of project			In progress
Investments other than investments accounted for using equity method			$ 0
Commitments for disbursements in project			$ 57,224
Estimated completion date of project			Dec. 31, 2017
Solid industrial residues [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR		SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.		Solid packing separator.
Disclosure of status of project	Finished		Finished
Investments other than investments accounted for using equity method	$ 6,660		$ 3,128
Commitments for disbursements in project	$ 0
Solid industrial residues [Member] | Embotelladoras Chilenas Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Solid industrial residues [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Solid industrial residues [Member] | Fabrica de Envases Plasticos S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Solid industrial residues [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Gas emission expenses [Member] | Cervecera CCU Chile Ltda. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Management of atmospheric emissions.		Change fuel from FO6 to GNL Temuco, upgrade odor control, Quilicura thermal plant improvements, videoconferencing rooms.
Disclosure of status of project	Finished		In progress
Investments other than investments accounted for using equity method	$ 384,720		$ 265,248
Commitments for disbursements in project	$ 0		$ 103,093
Estimated completion date of project			Dec. 31, 2017
Gas emission expenses [Member] | CCU Argentina S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Management of atmospheric emissions.		Boiler 1 Economizer, Luján.
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 227,079
Commitments for disbursements in project			$ 29,780
Gas emission expenses [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	4-ton/hr boiler.
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 185,663
Commitments for disbursements in project	$ 0
Gas emission expenses [Member] | Transportes CCU Ltda. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Management of atmospheric emissions.		LED lighting in the Talca Distribution Center.
Disclosure of status of project			In progress
Investments other than investments accounted for using equity method			$ 81,355
Commitments for disbursements in project			$ 43,939
Estimated completion date of project			Dec. 31, 2017
Gas emission expenses [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Electrical meters, cold Insulation in G2 and cube, video system conference.		Electric power generator for IWWT, power meters.
Disclosure of status of project	Finished		Finished
Investments other than investments accounted for using equity method	$ 33,927		$ 19,296
Commitments for disbursements in project	$ 0		$ 0
Gas emission expenses [Member] | Embotelladoras Chilenas Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases		Gases
Description of nature of expenses	Management of atmospheric emissions		Condensate recovery, meters and monitoring of consumption, mantle insulation of boilers, heat recovery compressor discharge, upgrade exhaust gas analyzer, upgrade system control and installation of lighting system.
Disclosure of status of project			In progress
Investments other than investments accounted for using equity method			$ 54,282
Commitments for disbursements in project			$ 29,402
Estimated completion date of project			Dec. 31, 2017
Gas emission expenses [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Management of atmospheric emissions
Gas emission expenses [Member] | Fabrica de Envases Plasticos S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project			Gases
Description of nature of expenses			Control of electrical variables, change of lighting.
Disclosure of status of project			In progress
Investments other than investments accounted for using equity method			$ 187,373
Commitments for disbursements in project			$ 22,404
Estimated completion date of project			Dec. 31, 2017
Gas emission expenses [Member] | Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Gases
Description of nature of expenses	Santiago: NOX NP Renca compensation and Condensate Recovery.
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 100,518
Commitments for disbursements in project	$ 0
Gas emission expenses [Member] | Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project			Gases
Description of nature of expenses			Lighting lines 1, 2 and 3, steam networks, solar Lighting.
Disclosure of status of project			Finished
Investments other than investments accounted for using equity method			$ 21,425
Commitments for disbursements in project			$ 0
Other environmental expenses [Member] | Cervecera CCU Chile Ltda. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		DS 10 and RE 43 compliance; Emergency brigade and fire protection system.
Disclosure of status of project	Finished		In progress
Investments other than investments accounted for using equity method	$ 637,229		$ 108,188
Commitments for disbursements in project	$ 0		$ 352,424
Estimated completion date of project			Dec. 31, 2017
Other environmental expenses [Member] | CCU Argentina S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Fire Network in Distribution Center SV; Compromises ISO 22 K/14K/18 K OSHAS Luján.
Disclosure of status of project	Finished		In progress
Investments other than investments accounted for using equity method	$ 16,518		$ 32,360
Commitments for disbursements in project	$ 0		$ 25,076
Estimated completion date of project			Dec. 31, 2017
Other environmental expenses [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Requirement for ISO standards in Salamanca, Monte Patria, Sotaquí and Pisco Elqui; DS 10 compliance in Salamanca and Montepatria.
Disclosure of status of project	Finished		In progress
Investments other than investments accounted for using equity method	$ 421,118		$ 268,003
Commitments for disbursements in project	$ 0		$ 379,547
Estimated completion date of project			Dec. 31, 2017
Other environmental expenses [Member] | Transportes CCU Ltda. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Access to Copiapó DC and acoustic closure at the Cervecería Santiago DC.
Disclosure of status of project			In progress
Investments other than investments accounted for using equity method			$ 138,743
Commitments for disbursements in project			$ 103,057
Estimated completion date of project			Dec. 31, 2017
Other environmental expenses [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Fire network Molina, DS 10 compliance, standardization 5 dining rooms, autonomous breathing equipment.
Disclosure of status of project	Finished		Finished
Investments other than investments accounted for using equity method	$ 26,841		$ 220,005
Commitments for disbursements in project	$ 0		$ 0
Other environmental expenses [Member] | Embotelladoras Chilenas Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Safety acid injection; Standardizing kitchen ECCUSA; autonomous breathing equipment to Santiago and Antofagasta.
Disclosure of status of project			In progress
Investments other than investments accounted for using equity method			$ 112,904
Commitments for disbursements in project			$ 27,843
Estimated completion date of project			Dec. 31, 2017
Other environmental expenses [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Other environmental expenses [Member] | Fabrica de Envases Plasticos S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Management of internal and external regulatory compliance.		Risk Mitigation, reduction weight of PET bottles, bathroom expansion, various SIG -OCA, ammonia sensors
Disclosure of status of project	Finished		In progress
Investments other than investments accounted for using equity method	$ 40,250		$ 158,522
Commitments for disbursements in project			$ 47,436
Estimated completion date of project			Dec. 31, 2017
Other environmental expenses [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 197,979
Commitments for disbursements in project	$ 0
Estimated completion date of project			Dec. 31, 2017
Other environmental expenses [Member] | Unidas S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others
Description of nature of expenses	Santiago: DS 10 compliance, upgrade ammonia system, SEC electrical standardization and new hazardous waste warehouse. Antofagasta: chemicals warehouse, implementation of emergency brigade teams.
Disclosure of status of project	Finished
Investments other than investments accounted for using equity method	$ 309,900
Commitments for disbursements in project	$ 0
Other environmental expenses [Member] | Chile S.A. [Member]
Disclosure of Environment [Line Items]
Description of name of project	Others		Others
Description of nature of expenses	Decanter pond, steam pipes, soda pond, emergency brigade.		Coinco flammables warehouse , RE 43 and DS 594 compliance.
Disclosure of status of project	Finished		In progress
Investments other than investments accounted for using equity method	$ 33,180		$ 28,694
Commitments for disbursements in project	$ 0		$ 222,221
Estimated completion date of project			Dec. 31, 2017

[1]	Public company in Chile.